Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (4,381)	$ 120,269	$ (253,536)	$ 398,639
Conduit Pharmaceuticals Ltd [Member]
Net loss		$ (2,165,000)	$ (307,000)
Weighted-average shares outstanding used in calculating net loss per share – basic and diluted		2,000	1,000
Net loss per share attributable to ordinary shareholders – basic and diluted		$ (1,082)	$ (307)
Conduit Pharmaceuticals Limited [Member]
Net loss				$ (4,887,000)	$ (3,657,000)
Weighted-average shares outstanding used in calculating net loss per share – basic and diluted				2,000	1,000
Net loss per share attributable to ordinary shareholders – basic and diluted				$ (2,444)	$ (3,657)